FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - exposure to interest rates (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2022 BRL (R$)
CDI | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 894,576
CDI | Derivative options | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(412,025)
CDI | Derivative options | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(791,030)
CDI | Derivative options | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	451,445
CDI | Derivative options | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	949,041
CDI | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(2,880,213)
CDI | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(22,700)
CDI | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(44,586)
CDI | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	23,459
CDI | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	47,583
LIBOR | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(2,880,213)
LIBOR | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	239,558
LIBOR | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	478,665
LIBOR | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	(240,019)
LIBOR | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to a decrease in measurement input	(480,511)
Interest rate risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Loan and financing contracts subject to IBOR reform	16,954,680
Derivative contracts subject to IBOR reform	19,672
Interest rate risk | CDI/SELIC | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	63,660
Interest rate risk | CDI/SELIC | Cash and cash equivalents | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,093
Interest rate risk | CDI/SELIC | Cash and cash equivalents | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	4,186
Interest rate risk | CDI/SELIC | Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	3,860,517
Interest rate risk | CDI/SELIC | Marketable securities | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	126,914
Interest rate risk | CDI/SELIC | Marketable securities | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	253,829
Interest rate risk | CDI/SELIC | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(8,729,853)
Interest rate risk | CDI/SELIC | Loans and financing | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	286,994
Interest rate risk | CDI/SELIC | Loans and financing | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	573,988
Interest rate risk | TJLP | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(348,203)
Interest rate risk | TJLP | Loans and financing | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	5,937
Interest rate risk | TJLP | Loans and financing | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	11,874
Interest rate risk | LIBOR | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(16,954,680)
Interest rate risk | LIBOR | Loans and financing | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	96,860
Interest rate risk | LIBOR | Loans and financing | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 193,719